DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
DEBT
Summary of debt obligations

	September 30,	December 31,
	2022	2021
Paycheck Protection Program loan	$—	$1,687

Face value of convertible debenture	3,450	3,450
Less: principal converted to common shares	(60)	(60)
Less: deemed fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion of implied interest	990	705
Total convertible debt	2,857	2,572

Face value of Centurion debenture	11,000	11,000
Less: deemed fair value ascribed to warrants	(1,204)	(1,204)
Plus: accretion of implied interest	402	176
Less: net debt issuance costs	(427)	(547)
Total Centurion debt	9,771	9,425
Total debt	12,628	13,684
Less: current portion of debt	—	(515)
Long-term debt	$12,628	$13,169

As of December 31, 2021 and 2020, the Company’s debt obligations are summarized as follows (stated in thousands):

	December 31,	December 31,
	2021	2020
Central Bank line of credit	$—	$1,978
Central Bank promissory note	—	2,122
Paycheck Protection Program loan	1,687	—
Total	1,687	4,100

Face value of convertible debenture	3,450	3,450
Less: principal converted to common shares	(60)	—
Less: deemed fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion of implied interest	705	324
Total convertible debt	2,572	2,251

Face value of Centurion debenture	11,000	—
Less: deemed fair value ascribed to warrants	(1,204)	—
Plus: accretion of implied interest	176	—
Less: net debt issuance costs	(547)	—
Total Centurion debt	9,425	—
Total debt	13,684	6,351
Less: current portion of debt	(515)	(4,100)
Long-term debt	$13,169	$2,251

Schedule of accretion expense and interest expense related to debt obligations

The following table depicts accretion expense and interest expense (excluding debt issuance cost amortization) related to the Company’s debt obligations for the three and nine months ended September 30, 2022 and 2021 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Accretion expense
Convertible debenture	$95	$95	$285	$285
Centurion debenture	75	76	226	101
	$170	$171	$511	$386

Interest paid
Convertible debenture	$—	$—	$221	$220
Centurion debenture	324	190	872	236
	$324	$190	$1,093	$456

Schedule of future minimum principal payments

As of September 30, 2022, future minimum principal payments are summarized as follows (in thousands):

	Convertible
	Debt	Debenture
Remainder of 2022	$—	$—
2023	965	—
2024	2,425	—
2025	—	11,000
Total	3,390	11,000
Less: fair value ascribed to conversion feature and warrants	(1,523)	(1,204)
Plus: accretion and implied interest	990	402
Less: net debt issuance costs	—	(427)
	$2,857	$9,771

As of December 31, 2021, future minimum principal payments are summarized as follows (stated in thousands):

	PPP	Convertible	Bank
	Loan	Debt	Indebtedness
2022	$515	$—	$—
2023	372	965	—
2024	372	2,425	—
2025	372	—	11,000
2026	56	—	—
Thereafter	—	—	—
Total	1,687	3,390	11,000
Less: fair value ascribed to conversion feature and warrants	—	(1,523)	(1,204)
Plus: accretion and implied interest	—	705	176
Less: net debt issuance costs	—	—	(547)
	$1,687	$2,572	$9,425